Subsequent Events (Details) - USD ($) $ in Thousands	2 Months Ended		10 Months Ended	12 Months Ended
	Feb. 21, 2020	Feb. 14, 2020	Nov. 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Outstanding amount				$ 520,359	$ 538,168
Dividends paid			$ 70,000	$ 0	$ 0	$ 70,000
Subsequent event
Subsequent Event [Line Items]
Dividends paid	$ 27,500
Subsequent event | New BBVA Facility
Subsequent Event [Line Items]
Interest rate description		LIBOR (180 days)
Debt instrument face amount		$ 25,000
Outstanding amount		$ 14,275
Interest rate expressed in basis points		3.25%
Repayment frequency		quarterly
Debt Instrument Maturity Date		Mar. 31, 2022